Related Party Transactions (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advances from customers - related parties	$ 586,719	$ 747,264
Entity A and its subsidiaries [Member]
Related Party Transaction [Line Items]
Advances from customers - related parties	583,894	747,264
Entity D's subsidiary [Member]
Related Party Transaction [Line Items]
Advances from customers - related parties	$ 2,825